PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 98.8%
Common Stocks
Aerospace & Defense 2.8%
Northrop Grumman Corp.	15,488	$5,191,578
Raytheon Technologies Corp.	78,085	5,038,044
		10,229,622
Banks 11.3%
Bank of America Corp.	283,951	6,848,898
Citigroup, Inc.(a)	142,003	6,803,364
JPMorgan Chase & Co.	144,402	14,051,759
PNC Financial Services Group, Inc. (The)(a)	50,408	5,748,528
Truist Financial Corp.	163,725	6,021,805
Wells Fargo & Co.	59,064	1,563,424
		41,037,778
Beverages 1.6%
PepsiCo, Inc.	44,451	5,847,529
Biotechnology 1.0%
AbbVie, Inc.	38,103	3,531,005
Building Products 1.5%
Johnson Controls International PLC	167,671	5,266,546
Capital Markets 2.0%
Goldman Sachs Group, Inc. (The)	36,709	7,212,951
Chemicals 5.7%
Dow, Inc.	135,507	5,230,570
FMC Corp.	65,477	6,443,591
Linde PLC (United Kingdom)	43,899	8,882,524
		20,556,685
Communications Equipment 0.8%
Cisco Systems, Inc.	58,962	2,819,563
Consumer Finance 2.3%
Capital One Financial Corp.	67,354	4,582,766
SLM Corp.	494,971	3,751,880
		8,334,646

PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Containers & Packaging 1.0%
Crown Holdings, Inc.*	55,711	$3,645,171
Diversified Telecommunication Services 3.8%
AT&T, Inc.(a)	171,638	5,296,749
Verizon Communications, Inc.	147,525	8,464,984
		13,761,733
Electric Utilities 1.9%
American Electric Power Co., Inc.(a)	81,417	6,940,799
Electrical Equipment 1.0%
Emerson Electric Co.	59,564	3,634,595
Entertainment 1.6%
Walt Disney Co. (The)	50,469	5,920,014
Equity Real Estate Investment Trusts (REITs) 3.0%
Alexandria Real Estate Equities, Inc.	18,701	2,874,718
American Campus Communities, Inc.	89,336	2,885,553
American Tower Corp.	19,324	4,988,877
		10,749,148
Food & Staples Retailing 2.4%
Walmart, Inc.	68,825	8,538,430
Food Products 2.4%
Conagra Brands, Inc.(a)	74,346	2,586,497
Mondelez International, Inc. (Class A Stock)	118,584	6,180,598
		8,767,095
Health Care Equipment & Supplies 1.2%
Zimmer Biomet Holdings, Inc.	35,152	4,441,104
Health Care Providers & Services 3.2%
Cigna Corp.	25,089	4,950,561
Laboratory Corp. of America Holdings*	37,959	6,654,972
		11,605,533
Hotels, Restaurants & Leisure 1.3%
McDonald’s Corp.	24,172	4,503,727

PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Durables 1.2%
D.R. Horton, Inc.	81,292	$4,495,448
Household Products 3.5%
Procter & Gamble Co. (The)	73,966	8,574,139
Reckitt Benckiser Group PLC (United Kingdom)	46,265	4,145,699
		12,719,838
Insurance 4.6%
Chubb Ltd.(a)	63,616	7,757,335
Marsh & McLennan Cos., Inc.(a)	34,674	3,672,670
MetLife, Inc.	146,299	5,268,227
		16,698,232
Interactive Media & Services 1.8%
Alphabet, Inc. (Class A Stock)*	4,625	6,630,030
Machinery 0.8%
Otis Worldwide Corp.	53,733	2,829,043
Media 1.0%
Comcast Corp. (Class A Stock)	91,836	3,636,706
Multi-Utilities 3.8%
Ameren Corp.	87,946	6,572,204
Dominion Energy, Inc.	82,559	7,018,341
		13,590,545
Oil, Gas & Consumable Fuels 6.1%
Chevron Corp.(a)	109,334	10,025,928
ConocoPhillips	100,226	4,227,532
Suncor Energy, Inc. (Canada)	187,082	3,202,844
Williams Cos., Inc. (The)	219,307	4,480,442
		21,936,746
Pharmaceuticals 7.5%
AstraZeneca PLC (United Kingdom), ADR	147,539	8,055,629
Bristol-Myers Squibb Co.	91,144	5,443,120
Eli Lilly & Co.	45,870	7,015,817
Pfizer, Inc.	171,189	6,537,708
		27,052,274

PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Road & Rail 2.3%
Union Pacific Corp.	49,499	$8,407,900
Semiconductors & Semiconductor Equipment 4.3%
Broadcom, Inc.(a)	21,345	6,217,158
QUALCOMM, Inc.	57,446	4,646,232
Texas Instruments, Inc.	40,878	4,853,854
		15,717,244
Software 3.3%
Microsoft Corp.	42,003	7,697,050
SAP SE (Germany), ADR	32,923	4,217,436
		11,914,486
Specialty Retail 3.9%
Advance Auto Parts, Inc.	21,287	2,965,705
Lowe’s Cos., Inc.	51,701	6,739,225
Ross Stores, Inc.	46,206	4,480,134
		14,185,064
Technology Hardware, Storage & Peripherals 1.6%
Apple, Inc.	18,277	5,810,989
Trading Companies & Distributors 1.3%
United Rentals, Inc.*(a)	34,264	4,758,927

Total Long-Term Investments (cost $266,440,763)		357,727,146

Short-Term Investments 17.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	1,868,870	1,868,870

PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $60,769,750; includes $60,753,380 of cash collateral for securities on loan)(b)(w)	60,780,173	$60,786,251

Total Short-Term Investments (cost $62,638,620)		62,655,121

TOTAL INVESTMENTS 116.1% (cost $329,079,383)		420,382,267
Liabilities in excess of other assets (16.1)%		(58,396,819)

Net Assets 100.0%		$361,985,448

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $59,468,542; cash collateral of $60,753,380 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).